Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	We were initially formed on May 4, 2018 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On August 7, 2018, we consummated our initial public offering. From the time of our formation to the time of the consummation of the Business Combination (defined below), our name was “Forum Merger II Corporation”. On October 15, 2020, we acquired all the equity of Ittella Parent (defined below) pursuant to an Agreement and Plan of Merger, dated June 11, 2020, and amended on August 10, 2020 with Sprout Merger Sub, Inc., a Delaware corporation and our wholly owned subsidiary, Ittella Parent, and Salvatore Galletti, in his capacity as the holder representative. Effective upon the closing of the Business Combination, we changed our name to Tattooed Chef, Inc. Our original registration statement on Form S-1 (File No. 333-249890) filed with the Securities and Exchange Commission (the “SEC”) on November 5, 2020, to which this Registration Statement is Post-Effective Amendment No. 4 (the “Registration Statement”), covered the resale of common stock and warrants held by the members of the Sponsor, by the IPO underwriters, by the stockholders of Ittella Parent, by principals of Ittella Parent’s investment advisor, and any such holders’ donees, pledgees, permitted transferees, assignees, successors and others who come to hold any such securities. This Post-Effective Amendment No. 4 to Form S-1 on Form S-3 is being filed to convert the Registration Statement into a Registration Statement on Form S-3 and contains an updated prospectus relating to the offering and sale of the shares of our common stock and warrants remaining available for issuance under the Registration Statement. This Post-Effective Amendment No. 4 to the Registration Statement amends and restates the information contained in the Registration Statement under the headings contained herein. All filing fees payable in connection with the registration of the shares of the our common stock and Private Placement Warrants (defined below) covered by the Registration Statement were paid by the registrant at the time of the initial filing of the Registration Statement.
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	TATTOOED CHEF, INC.
Entity Central Index Key	0001741231
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false